Long-Term Debt - Senior Secured Credit Agreement - Additional Information (Details)				12 Months Ended
	Aug. 09, 2017 USD ($)	Jun. 02, 2017 USD ($)	Nov. 29, 2016 USD ($) $ / shares shares	Aug. 25, 2017 USD ($)	Aug. 26, 2016 USD ($)	Aug. 28, 2015
Debt Instrument [Line Items]
Administrative agent fee amount			$ 1,000,000
Additional term loan paid to term lender			$ 5,000,000
Number of lender warrants obligated to issue | shares			3,467,571
Percentage of warrants issued to purchase ordinary shares on pro forma basis			20.00%
Lender warrants exercisable per share | $ / shares			$ 0.03
Proceeds from IPO				$ 63,507,000
Debt instrument outstanding amount				185,832,000
Debt Instrument, unamortized discount				$ 3,267,000	$ 1,716,000
First Tranche Warrants
Debt Instrument [Line Items]
Number of warrants equivalent to shares exercisable immediately | shares			1,541,143
Percentage of warrants exercisable immediately			10.00%
Second Tranche Warrants
Debt Instrument [Line Items]
Number of warrants equivalent to outstanding shares exercisable | shares			1,926,428
Percentage of warrants outstanding shares exercisable			10.00%
Minimum
Debt Instrument [Line Items]
Aggregate equity investment in cash			$ 9,900,000
Term Loan
Debt Instrument [Line Items]
Interest rate at the end of period				7.57%	8.25%	8.25%
Term Loan | Estimate of Fair Value Measurement
Debt Instrument [Line Items]
Debt instrument, estimated fair value				$ 164,200,000	$ 192,500,000
Amended Credit Agreement
Debt Instrument [Line Items]
Customary reinvestment rights				6 months
Percentage of net proceeds of certain asset sales or other dispositions of property	100.00%
Percentage of net cash proceeds of incurrence of certain debt	100.00%
Proceeds from IPO		$ 61,000,000
Loss on early repayment of long-term debt		6,700,000
Amended Credit Agreement | 75% of Excess Cash Flow
Debt Instrument [Line Items]
Percentage of excess cash flow for mandatory prepayments	75.00%
Amended Credit Agreement | 50% of Excess Cash Flow
Debt Instrument [Line Items]
Percentage of excess cash flow for mandatory prepayments	50.00%
Amended Credit Agreement | 25% of Excess Cash Flow
Debt Instrument [Line Items]
Percentage of excess cash flow for mandatory prepayments	25.00%
Amended Credit Agreement | LIBOR
Debt Instrument [Line Items]
Frequency of periodic interest payments				Every one, two, three, six, nine or twelve months after the date of each borrowing
Amended Credit Agreement | Base Rate
Debt Instrument [Line Items]
Frequency of periodic interest payments				Last day of each calendar quarter
Amended Credit Agreement | Maximum
Debt Instrument [Line Items]
Secured leverage ratio				3.50%
Amended Credit Agreement | Maximum | 50% of Excess Cash Flow
Debt Instrument [Line Items]
Leverage ratio	1.5
Amended Credit Agreement | Maximum | 25% of Excess Cash Flow
Debt Instrument [Line Items]
Leverage ratio	1.0
Amended Credit Agreement | Minimum
Debt Instrument [Line Items]
Retained cash proceeds from sale of assets				$ 2,000,000
Amended Credit Agreement | Minimum | 75% of Excess Cash Flow
Debt Instrument [Line Items]
Leverage ratio	1.5
Amended Credit Agreement | Minimum | 50% of Excess Cash Flow
Debt Instrument [Line Items]
Leverage ratio	1.0
Amended Credit Agreement | Term loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 165,000,000
Debt instrument, maturity date	Aug. 09, 2022
Amended Credit Agreement | Revolving Loans
Debt Instrument [Line Items]
Debt instrument, face amount	$ 50,000,000
Debt instrument, maturity date	Feb. 09, 2021
Amended Credit Agreement | Initial Revolver Maturity Date
Debt Instrument [Line Items]
Debt instrument extended maturity date	Feb. 09, 2022
Amended Credit Agreement | Initial Revolver Maturity Date | Maximum
Debt Instrument [Line Items]
Secured net leverage ratio	3.0
Amended Credit Agreement | Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount				$ 165,000,000
Frequency of periodic principal payments				Quarterly
Frequency of periodic principal payments, percentage	2.50%
Quarterly principal repayments	$ 4,100,000
Scheduled principal payments				$ 11,600,000	13,300,000
Amended Credit Agreement | Term Loan | First Year
Debt Instrument [Line Items]
Principal prepayment premium percentage				3.00%
Amended Credit Agreement | Term Loan | Second Year
Debt Instrument [Line Items]
Principal prepayment premium percentage				2.00%
Amended Credit Agreement | Term Loan | Third Year
Debt Instrument [Line Items]
Principal prepayment premium percentage				1.00%
Amended Credit Agreement | Revolving Facility | Maximum | LIBOR
Debt Instrument [Line Items]
Additional spread on variable rate	4.00%
Amended Credit Agreement | Revolving Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Additional spread on variable rate	3.00%
Amended Credit Agreement | Revolving Facility | Minimum | LIBOR
Debt Instrument [Line Items]
Additional spread on variable rate	3.75%
Amended Credit Agreement | Revolving Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Additional spread on variable rate	2.75%
Amended Credit Agreement | New Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 165,000,000
Debt instrument outstanding amount	$ 151,000,000
Write off of original issue discount and debt issuance costs as an extinguishment loss		$ 15,200,000
Senior Secured Credit Agreement | Term Loan
Debt Instrument [Line Items]
Debt instrument outstanding amount				$ 165,000,000	218,760,000
Senior Secured Credit Agreement | Term Loan | LIBOR
Debt Instrument [Line Items]
Additional spread on variable rate	6.25%
Senior Secured Credit Agreement | Term Loan | Base Rate
Debt Instrument [Line Items]
Additional spread on variable rate	5.25%
Senior Secured Credit Agreement | Revolving Facility
Debt Instrument [Line Items]
Debt instrument outstanding amount					$ 0
ARCA
Debt Instrument [Line Items]
Debt instrument extended maturity start date			Aug. 26, 2017
Debt instrument extended maturity end date			Aug. 26, 2019
ARCA | Term Loan
Debt Instrument [Line Items]
Obligations to pay additional fee on outstanding term loans			$ 5,000,000
Increase in debt instrument periodic principal payment			$ 3,900,000
Amended period quarterly payment date			Nov. 25, 2016
Amended Credit Agreement
Debt Instrument [Line Items]
Debt instrument outstanding amount				165,000,000
Debt issuance costs				8,700,000
Amended Credit Agreement | Term Loan
Debt Instrument [Line Items]
Debt instrument outstanding amount				$ 165,000,000
Debt instrument issue discount percentage				2.00%
Debt Instrument, unamortized discount				$ 3,300,000
Debt issuance costs				5,300,000
Amended Credit Agreement | Revolving Facility
Debt Instrument [Line Items]
Debt instrument outstanding amount				0
Debt issuance costs				$ 3,400,000